Inventories - Summary of Inventories (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Work in process	$ 8,056	$ 4,718
Finished goods	9,262	4,604
Inventories	$ 17,318	$ 9,322